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(WSGR LOGO)                                     Wilson Sonsini Goodrich & Rosati
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                                                        PROFESSIONAL CORPORATION

                                 October 5, 2006


VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington DC  20549

         RE:      TRUBION PHARMACEUTICALS, INC.
                  REGISTRATION STATEMENT ON FORM S-1
                  (FILE NO. 333-134709)

Ladies and Gentlemen:

         On behalf of Trubion Pharmaceuticals, Inc. (the "Company"), we are providing to you supplementally, via EDGAR transmission and overnight delivery, information to assist the Staff of the Securities and Exchange Commission (the "SEC") in its review of the Company's stock-based compensation charges in the Company's Registration Statement on Form S-1.

         In connection with our submission of the letter dated October 5, 2006, (the "Stock-Based Compensation Letter"), we are respectfully requesting confidential treatment for the Stock-Based Compensation Letter pursuant to Rule 83 promulgated by the SEC, 17 C.F.R. Section 200.83. The Stock-Based Compensation Letter is accompanied by such request for confidential treatment because of the commercially sensitive nature of the information discussed in the letter.

         Please contact Mark J. Handfelt or me at (206) 883-2500 if you have any questions. Thank you for your assistance in these matters.

                                    Very truly yours,

                                    WILSON SONSINI GOODRICH & ROSATI,
                                    Professional Corporation

                                    /s/ Patrick J. Schultheis

                                    Patrick J. Schultheis, Esq.

cc:   Peter A. Thompson, M.D.
      Trubion Pharmaceuticals, Inc.

      Mark J. Handfelt, Esq.
      Wilson Sonsini Goodrich & Rosati, Professional Corporation

      Bruce K. Dallas
      Davis Polk & Wardwell